Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries and VIEs
As of December 31, 2019, the Company’s major subsidiaries, major VIEs and VIE’s subsidiaries are as follows:

Company Name	Date of establishment	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
LingoChamp US Inc.	Established on August 15, 2017	US	100%	AI lab operation
LingoChamp (HK) Limited	Established on August 29, 2013	Hong Kong	100%	Investment holding
Yuguan Information Technology (Shanghai) Co., Ltd. (“Yuguan WFOE”)	Established on November 19, 2013	PRC	100%	Technology development
Yuling Culture Communication (Shanghai) Co., Ltd. (“Yuling WFOE”)	Established on October 13, 2015	PRC	100%	Provision of cross-border loan arrangement
Variable Interest Entity (“VIEs”)
Shanghai Liulishuo Information and Technology Co., Ltd. (“Shanghai Liulishuo” or “Shanghai Liulishuo VIE”)	Established on May 17, 2013	PRC	100%	Provision of English learning services
Shanghai Mengfan Culture Communication Co., Ltd. (“Mengfan” or “Mengfan VIE”)	Established on December 8, 2014	PRC	100%	Provision of marketing support services
Shanghai Mengfan Education Training Co., Ltd. (“Mengfan Education” or “Mengfan Education VIE”)	Established on April 18, 2019	PRC	100%	Provision of English learning service
Subsidiary of Variable Interest Entity (“VIE subsidiary”)
Wuhan Liulishuo Information and Technology Co., Ltd. (“Wuhan Liulishuo”)	Established on January 14, 2019	PRC	100%	Provision of marketing support service

Schedule of VIEs
The following combined financial information of the Group’s VIEs and VIEs’ subsidiaries

as of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2018	2019
Assets
Current assets
Cash and cash equivalent s	58,068	137,364
Restricted cash	—	100
Accounts receivable, net	14,403	7,360
Amounts due from inter-company entities	3,185	3,258
Prepayments and other current assets	93,320	60,942

Total current assets	168,976	209,024

Non-current assets
Property and equipment, net	15,004	34,815
Operating lease right-of-use assets, net	—	113,616
Other non-current asset s	7,250	6,023
Deferred tax assets	16,940	15,336

Total non-current assets	39,194	169,790

Total assets	208,170	378,814

Liabilities
Current liabilities
Accounts payable	58,038	91,896
Amounts due to inter-company entities	144,029	219,744
Deferred revenue, current	477,595	695,971
Salary and welfare payable	44,774	73,946
Tax payable	46,031	46,823
Operating lease liability, current	—	29,119
Accrued liabilities and other current liabilities	14,999	11,938

Total current liabilities	785,466	1,169,437

Deferred revenue, non-current	32	—
Operating lease liability, non-current	—	83,282
Other non-current liabilitie s	1,000	1,000

Total non-current liabilities	1,032	84,282

Total liabilities	786,498	1,253,719

	For the years ended December 31,
	2017	2018	2019
Net revenues	165,153	637,034	1,023,213
Net loss	(170,886)	(387,668)	(298,596)

	For the years ended December 31,
	2017	2018	2019
Net cash ( used in ) / provided by operating activities	(15,837)	48,285	109,999
Net cash used in investing activities	(3,172)	(15,538)	(31,603)
Net cash provided by financing activities	36,797	5,055	1,000

Net increase in cash, cash equivalents and restricted cash	17,788	37,802	79,396